UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 29, 2016

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	February 29, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 14.4%
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands Inc.	468,623	$33,961,109

Internet & Catalog Retail - 3.8%
Amazon.com Inc.	148,253	81,912,748	*

Media - 6.1%
Comcast Corp., Class A Shares	1,063,590	61,401,051
Twenty-First Century Fox Inc., Class A Shares	530,413	14,331,759
Twenty-First Century Fox Inc., Class B Shares	326,760	8,874,801
Walt Disney Co.	502,590	48,007,397

Total Media		132,615,008

Specialty Retail - 2.9%
Home Depot Inc.	504,991	62,679,483

TOTAL CONSUMER DISCRETIONARY		311,168,348

CONSUMER STAPLES - 7.5%
Beverages - 4.2%
Anheuser-Busch InBev NV, ADR	357,300	39,838,950
Coca-Cola Co.	1,169,760	50,451,749

Total Beverages		90,290,699

Food & Staples Retailing - 3.3%
CVS Health Corp.	732,639	71,190,531

TOTAL CONSUMER STAPLES		161,481,230

ENERGY - 3.2%
Energy Equipment & Services - 3.2%
Cameron International Corp.	331,640	21,742,318	*
Schlumberger Ltd.	668,500	47,944,820

TOTAL ENERGY		69,687,138

FINANCIALS - 6.7%
Capital Markets - 3.6%
BlackRock Inc.	157,810	49,230,408
Charles Schwab Corp.	1,178,290	29,516,164
Total Capital Markets		78,746,572

Consumer Finance - 1.5%
American Express Co.	565,130	31,409,926

Diversified Financial Services - 1.6%
Nasdaq Inc.	542,190	34,315,205

TOTAL FINANCIALS		144,471,703

HEALTH CARE - 18.8%
Biotechnology - 6.3%
Alexion Pharmaceuticals Inc.	150,320	21,165,056	*
Biogen Inc.	173,790	45,084,602	*
Celgene Corp.	532,690	53,711,133	*
Regeneron Pharmaceuticals Inc.	44,950	17,261,699	*

Total Biotechnology		137,222,490

Health Care Providers & Services - 4.4%
Aetna Inc.	364,000	39,541,320
UnitedHealth Group Inc.	469,770	55,949,607

Total Health Care Providers & Services		95,490,927

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific Inc.	328,172	42,396,541

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - 6.1%
Bristol-Myers Squibb Co.	625,064	$38,710,213
Johnson & Johnson	440,120	46,305,025
Zoetis Inc.	1,128,761	46,346,927

Total Pharmaceuticals		131,362,165

TOTAL HEALTH CARE		406,472,123

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.9%
Rockwell Collins Inc.	454,759	39,823,246

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	377,360	36,434,108

Electrical Equipment - 1.2%
Eaton Corp. PLC	467,420	26,507,388

Industrial Conglomerates - 1.9%
General Electric Co.	1,427,621	41,600,876

Trading Companies & Distributors - 1.7%
W. W. Grainger Inc.	170,705	37,025,914

TOTAL INDUSTRIALS		181,391,532

INFORMATION TECHNOLOGY - 31.0%
Internet Software & Services - 11.8%
Akamai Technologies Inc.	1,064,884	57,471,790	*
Alphabet Inc., Class A Shares	70,955	50,890,345	*
Alphabet Inc., Class C Shares	85,366	59,565,834	*
eBay Inc.	781,130	18,590,894	*
Facebook Inc., Class A Shares	489,089	52,293,396	*
LinkedIn Corp., Class A Shares	146,153	17,127,670	*

Total Internet Software & Services		255,939,929

IT Services - 4.8%
PayPal Holdings Inc.	1,072,770	40,915,448	*
Visa Inc., Class A Shares	865,246	62,635,158

Total IT Services		103,550,606

Semiconductors & Semiconductor Equipment - 3.1%
Texas Instruments Inc.	658,577	34,917,752
Xilinx Inc.	672,990	31,778,588

Total Semiconductors & Semiconductor Equipment		66,696,340

Software - 9.2%
Adobe Systems Inc.	475,150	40,459,022	*
Citrix Systems Inc.	294,820	20,829,033	*
Microsoft Corp.	1,320,508	67,187,447
Red Hat Inc.	618,670	40,430,085	*
VMware Inc., Class A Shares	591,990	29,889,575	*

Total Software		198,795,162

Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc.	464,326	44,895,681

TOTAL INFORMATION TECHNOLOGY		669,877,718

MATERIALS - 3.5%
Chemicals - 3.5%
Ecolab Inc.	394,944	40,501,507
Monsanto Co.	395,293	35,572,417

TOTAL MATERIALS		76,073,924

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,417,692,166)		2,020,623,716

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $132,836,836)	0.415%	132,836,836	$132,836,836

TOTAL INVESTMENTS - 99.6% (Cost - $1,550,529,002#)			2,153,460,552
Other Assets in Excess of Liabilities - 0.4%			8,716,548

TOTAL NET ASSETS - 100.0%			$2,162,177,100

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,020,623,716	—	—	$2,020,623,716
Short-Term Investments†	132,836,836	—	—	132,836,836

Total investments	$2,153,460,552	—	—	$2,153,460,552

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$640,926,573
Gross unrealized depreciation	(37,995,023)

Net unrealized appreciation	$602,931,550

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016